Customer and Supplier Concentrations	6 Months Ended
Mar. 31, 2024
Customer and Supplier Concentrations [Abstract]
CUSTOMER AND SUPPLIER CONCENTRATIONS

NOTE 15 – CUSTOMER AND SUPPLIER CONCENTRATIONS

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases, respectively.

For the six months ended March 31, 2024, the Company had two significant customers which accounted for 32.7% and 10.6% of the Company’s total revenue, respectively. As of March 31, 2024, the Company had accounts receivable balances from five customers which accounted for 30.8%, 14.2%,12.6%,12.2% and 12.0% of the Company’s total accounts receivable balance.

For the six months ended March 31, 2023, the Company had two significant customers which accounted for 45.6% and 23.1% of the Company’s total revenue, respectively. As of March 31, 2023, the Company had accounts receivable balances from one customer which accounted for 48.2% of the Company’s total accounts receivable balance.

The loss of any of the Company’s significant customer or the failure to attract new customers could have a material adverse effect on the Company’s business, consolidated results of operations and financial condition.

For the six months ended March 31, 2024, two suppliers accounted for 42.4% and 16.1% of the Company’s total purchase of raw materials, respectively. As of March 31, 2024, the Company had accounts payable balance to two suppliers which accounted for 34.3% and 11.5% of the Company’s total accounts payable balance.

For the six months ended March 31, 2023, two suppliers accounted for 42.2% and 12.2% of the Company’s total purchase of raw materials, respectively. As of March 31, 2023, the Company had accounts payable balance to one supplier which accounted for 80.5% of the Company’s total accounts payable balance.

The loss of any of the Company’s significant supplier or the failure to purchase key raw material could have a material adverse effect on our business, consolidated results of operations and financial condition.